Geographic Data (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 121,898	$ 75,945	$ 83,394
Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	52,893	34,758	32,490
EMEA
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	54,181	34,039	43,933
Asia-Pacific ("APAC")
Revenues from External Customers and Long-Lived Assets [Line Items]
Total long-lived assets	$ 14,824	$ 7,148	$ 6,971